Commitments - Approximate Total Future Payments, Including Estimated Amounts for Price Escalation through Anticipated Delivery Dates for Aircraft and Flight Equipment (Detail) - Aircraft and flight equipment [member] - CNY (¥)
¥ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	¥ 71,224	¥ 82,199
2019 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	38,141
2020 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	41,442	32,395
2021 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	21,077	8,628
2022 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	5,464	3,035
2023 and afterwards [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	¥ 3,241	¥ 0